Segmented Information (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of entity's operating segments [Abstract]
Disclosure of operating segments [text block]
The results from operations for these reportable operating segments are summarized in the following tables:

Year Ended December 31, 2018
	Young-Davidson	Mulatos	Island Gold	El Chanate	Corporate/other[1]	Total
Operating revenues	$236.3	$223.3	$135.1	$57.1	—	$651.8
Cost of sales
Mining and processing	149.0	125.9	56.0	56.3	—	387.2
Impairment of El Chanate inventory	—	—	—	64.0	—	64.0
Royalties	3.6	11.8	6.2	—	—	21.6
Amortization	82.4	35.4	44.3	4.5	—	166.6
	235.0	173.1	106.5	124.8	—	639.4
Expenses
Exploration	—	7.5	1.4	—	2.1	11.0
Corporate and administrative	—	—	—	—	17.4	17.4
Share-based compensation	—	—	—	—	6.6	6.6
Earnings (loss) from operations	$1.3	$42.7	$27.2	($67.7)	($26.1)	($22.6)
Finance expense						(3.0)
Foreign exchange loss						(4.4)
Other loss						(8.4)
Loss before income taxes						($38.4)
1. Corporate and other consists of corporate balances and exploration and development projects.

Year Ended December 31, 2017
	Young-Davidson	Mulatos	Island Gold	El Chanate	Corporate/other[1]	Total
Operating revenues	$249.7	$201.4	$14.9	$76.8	$—	$542.8
Cost of sales
Mining and processing	125.9	112.9	4.1	72.7	—	315.6
Royalties	4.4	10.6	0.6	—	—	15.6
Amortization	83.1	29.5	8.7	4.3	—	125.6
	213.4	153.0	13.4	77.0	—	456.8
Expenses
Exploration	—	6.7	—	—	1.6	8.3
Corporate and administrative	—	—	—	—	15.5	15.5
Share-based compensation	—	—	—	—	6.2	6.2
Earnings (loss) from operations	$36.3	$41.7	$1.5	($0.2)	($23.3)	$56.0
Finance expense						(6.6)
Foreign exchange gain						5.0
Other loss						(3.1)
Loss on redemption of senior secured notes						(29.1)
Earnings before income taxes						$22.2
1. Corporate and other consists of corporate balances and exploration and development projects.

(b) Segment assets and liabilities
The following table presents the segment assets and liabilities:

	Total Assets		Total liabilities
	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017
Young-Davidson	$1,569.4	$1,580.9	$272.3	$243.4
Mulatos	366.9	356.5	95.4	100.3
Island Gold	876.2	849.6	236.3	222.5
El Chanate	35.9	111.4	5.9	24.3
Corporate/other	416.8	421.9	53.0	48.6
Total assets and liabilities	$3,265.2	$3,320.3	$662.9	$639.1